Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Deferred tax assets:
Net Operating loss carryforwards	$ 6,711,946	$ 434
Share-based compensation	1,457,280
Accruals and other temporary difference	67,294	836
Gross deferred tax assets	8,236,520	1,270
Property and equipment, net	(574)	(361)
Valuation allowance	$ (8,235,946)	$ (909)